Note 15 - Plant Restructuring	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]
15.
Plant Restructuring

During
2018,
the Company recorded a total restructuring charge of
$10.0
million mostly related to the closing of the Modesto plant in the West (
$5.4
million related to operating lease costs and
$4.1
million related to a pension termination cost), of which
$0.7
million was related to severance cost (
$0.6
million related to Modesto) and the balance for a plant in the Midwest and Northwest. In addition, there was a true-up credit mostly related to long-lived asset charges (fixed asset impairment) of a credit of
$0.4
million and other costs for various equipment transfers of a charge of
$0.1
million.

During
2017,
the Company increased the costs related to the closing of the plant in the Northwest, started in
2016,
by
$0.5
million, mostly related to operating equipment moving costs. In addition, in
2017
the Company incurred
$1.3
million related to severance costs for a plant in the West.

During
2016,
the Company recorded a restructuring charge of
$10.4
 million related to the closing of a plant in the Northwest of which
$0.2
million was related to severance cost,
$5.1
million was related to asset impairments, and
$5.1
million was related to other costs (
$3.6
related to operating lease costs). During
2016,
the Company reduced the costs of the plant closing in the Midwest, started in
2015,
by
$0.1
million, mostly related to severance costs.

These charges are included under Plant Restructuring in the Consolidated Statements of Net Earnings. Severance Payable and Other Costs Payable are included in Other Accrued Expenses on the Consolidated Balance Sheets. All of these restructuring charges are related to the Fruit and Vegetable segment.

The following table summarizes the restructuring and related asset impairment charges recorded and the accruals established during
2016,
2017
and
2018:

		Long-Lived	Other
	Severance	Asset	Cost
	Payable	Impairment	Payable	Total
		(In thousands)

Balance March 31, 2015	$715	$264	$270	$1,249
Charge to expense	162	5,065	5,075	10,302
Cash payments/write offs	(877)	(354)	(1,448)	(2,679)
Balance March 31, 2016	-	4,975	3,897	8,872
Charge to expense	1,578	(384)	635	1,829
Cash payments/write offs	(1,541)	182	(4,227)	(5,586)
Balance March 31, 2017	37	4,773	305	5,115
Charge to expense	722	(369)	9,658	10,011
Cash payments/write offs	(198)	(3,877)	(468)	(4,543)
Balance March 31, 2018	$561	$527	$9,495	$10,583